N-2	Feb. 10, 2025
Cover [Abstract]
Entity Central Index Key	0001786108
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	TRINITY CAPITAL INC.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

Information about our senior securities as of the fiscal quarter ended September 30, 2024 and fiscal years ended December 31, 2023, 2022, 2021 and 2020 is located in “Part I, Item 1. Consolidated Financial Statements — Notes to Consolidated Financial Statements” of our Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2024 (filed on October 30, 2024), which is incorporated by reference herein. We had no senior securities outstanding as of December 31, 2019. The report of our independent registered public accounting firm, Ernst and Young LLP, on such senior securities table is included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (filed on March 6, 2024) and is incorporated by reference herein.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Overview

Trinity Capital Inc., a Maryland corporation, provides debt, including loans and equipment financings, to growth-stage companies, including venture-backed companies and companies with institutional equity investors. Our investment objective is to generate current income and, to a lesser extent, capital appreciation through our investments. We seek to achieve our investment objective by making investments consisting primarily of term loans and equipment financings and, to a lesser extent, working capital loans, equity and equity-related investments. Our equipment financings involve loans for general or specific use, including acquiring equipment, that are secured by the equipment or other assets of the portfolio company. In addition, we may obtain warrants or contingent exit fees at funding from many of our portfolio companies, providing an additional potential source of investment returns. The warrants entitle us to purchase preferred or common ownership shares of a portfolio company, and we typically target the amount of such warrants to scale in proportion to the amount of the debt or equipment financing. Contingent exit fees are cash fees payable upon the consummation of certain trigger events, such as a successful change of control or initial public offering of the portfolio company. In addition, we may obtain rights to purchase additional shares of our portfolio companies in subsequent equity financing rounds.

We target investments in growth-stage companies, which are typically private companies, including venture-backed companies and companies with institutional equity investors. We define “growth-stage companies” as companies that have significant ownership and active participation by sponsors, such as institutional investors or private equity firms, and expected annual revenues of up to $100 million. Subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), we are not limited to investing in any particular industry or geographic area and seek to invest in under-financed segments of the private credit markets. The debt in which we invest typically is not rated by any rating agency, but if these instruments were rated, they would likely receive a rating of below investment grade (that is, below BBB- or Baa3), which is often referred to as “high yield” or “junk.”

We primarily seek to invest in loans and equipment financings to growth-stage companies that have generally completed product development and are in need of capital to fund revenue growth. We believe a lack of profitability often limits these companies’ ability to access traditional bank financing and our in-house engineering and operations experience allows us to better understand this risk and earn what we believe to be higher overall returns and better risk-adjusted returns than those associated with traditional bank loans.

Our loans generally may have initial interest-only periods of up to 24 months, and our equipment financings generally begin amortizing immediately. Our loans and equipment financings generally have a total term of up to 60 months. These investments are typically secured by a blanket first position lien, a specific asset lien on mission-critical assets and/or a blanket second position lien. We may also make a limited number of direct equity and equity-related investments in conjunction with our debt investments. We target growth-stage companies that have recently issued equity to raise cash to offset potential cash flow needs related to projected growth, have achieved positive cash flow to cover debt service, or have institutional investors committed to providing additional funding. A loan or equipment financing may be structured to tie the amortization of the loan or equipment financing to the portfolio company’s projected cash balances while cash is still available for operations. As such, the loan or equipment financing may have a reduced risk of default. We believe that the amortizing nature of our investments will mitigate risk and significantly reduce the risk of our investments over a relatively short period. We focus on protecting and recovering principal in each investment and structure our investments to provide downside protection.

Our loans and equipment financings generally range from $5 million to $50 million, and we generally limit each loan or equipment financing to approximately five percent or less of our total assets. We believe investments of this scale are generally sufficient to support near-term growth needs of most growth-stage companies. We seek to structure our loans and equipment financings such that amortization of the amount invested quickly reduces our risk exposure. Leveraging the experience of our investment professionals, we seek to target companies at their growth-stage of development and seek to identify financing opportunities ignored by the traditional direct lending community.

We are an internally managed, closed-end, non-diversified management investment company that has elected to be regulated as a BDC under the 1940 Act. We have elected to be treated, and intend to qualify annually, as a RIC under the Code, for U.S. federal income tax purposes. As a BDC and a RIC, we are required to comply with certain regulatory requirements. See “Regulation” and “Certain U.S. Federal Income Tax Considerations” in the accompanying prospectus for additional information. For example, as a BDC, at least 70% of our assets must be assets of the type listed in Section 55(a) of the 1940 Act, as described herein.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in the Notes involves a number of significant risks. Before you invest in the Notes, you should be aware of various risks associated with the investment, including those described below in this prospectus supplement and, the accompanying prospectus, and in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K and our most recent Quarterly Report on Form 10-Q, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and any free writing prospectus we may authorize in connection with this offering. You should carefully consider these risk factors, together with all of the other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus, before you decide whether to make an investment in the Notes. The risks set out in this prospectus supplement, the accompanying prospectus, any document incorporated by reference herein or therein, and/or any free writing prospectus we may authorize in connection with this offering are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the events described in such documents occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully “Special Note Regarding Forward-Looking Statements” in this prospectus supplement and refer to “Incorporation of Certain Information by Reference” in this prospectus supplement for the documents incorporated herein by reference.

Risks Related to the Notes

The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness currently outstanding or that may be incurred in the future and rank pari passu with, or equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Notes are not secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any outstanding secured indebtedness as of the date of this prospectus supplement (including the KeyBank Credit Agreement) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 30, 2024, on a consolidated basis, we had approximately $922.5 million of total indebtedness outstanding, $290.0 million of which was secured indebtedness under the KeyBank Credit Agreement through our wholly owned subsidiary, TCF, which will be effectively and/or structurally senior to the Notes. Secured indebtedness, including the indebtedness under the KeyBank Credit Agreement, is effectively senior to each of the Notes to the extent of the value of such assets securing such indebtedness. In addition, as of September 30, 2024, we had $152.5 million in aggregate principal amount of the 2025 Notes outstanding, $50.0 million in aggregate principal amount of the Convertible Notes outstanding, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $115.0 million in aggregate principal amount of the Existing March 2029 Notes outstanding and $115.0 million in aggregate principal amount of the Existing September 2029 Notes outstanding, each of which is unsecured and will rank pari passu, or equal in right of payment, with the Notes. See “Prospectus Summary — Recent Developments” for additional information regarding our borrowings and the 2025 Notes.

The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Trinity Capital Inc., and not of any of our subsidiaries. None of our subsidiaries are a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes are structurally subordinated, or junior, to the KeyBank Credit Agreement and all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish. As of September 30, 2024, through our wholly owned subsidiary, TCF, we had approximately $290.0 million of indebtedness outstanding under the KeyBank Credit Agreement; in addition, our subsidiaries may incur additional indebtedness in the future, all of which would be structurally senior to each of the Notes.

Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

As of September 30, 2024, on a consolidated basis, we had approximately $922.5 million of total indebtedness outstanding, approximately $290.0 million of which was secured indebtedness under the KeyBank Credit Agreement through our wholly owned subsidiary, TCF, and approximately $632.5 million of which was unsecured indebtedness related to the 2025 Notes, the Convertible Notes, the August 2026 Notes, the December 2026 Notes, the Existing March 2029 Notes and the Existing September 2029 Notes. See “Prospectus Summary — Recent Developments” for additional information regarding our borrowings and the 2025 Notes.

The use of debt could have significant consequences on our future operations, including:

•        making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•        resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•        reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•        subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and

•        limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.

We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our financing arrangements or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before the scheduled maturity. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our shareholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets, could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings, however, may not reflect the potential impact of risks related to the structure or marketing of the Notes, market conditions generally or other factors discussed herein that could impact the market value of the Notes.

Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Any such credit ratings should be evaluated independently from similar ratings of other securities or companies. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor the sales agent undertakes any obligation to maintain our credit ratings or to advise holders of the March 2029 Notes or the September 2029 Notes, in each case, of any changes in our credit ratings. There can be no assurance that any credit ratings assigned to us and/or any of the Notes, if any, will remain for any given period of time.

The Indenture offers limited protection to holders of the Notes.

The Indenture, as it relates to the March 2029 Notes and the September 2029 Notes, as the case may be, offers limited protection to holders of the applicable Notes thereto. The terms of the Indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the March 2029 Notes and the September 2029 Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to each of the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to each of the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to each of the Notes and (4) securities, indebtedness or other obligations incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to each of the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to each of the Notes;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        enter into transactions with affiliates;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the Indenture relating to the March 2029 Notes and the September 2029 Notes, as the case may be, does not require us to offer to purchase the Notes issued hereunder, as the case may be, in connection with a change of control or any other event. Furthermore, the terms of the Indenture and the related Notes issued thereunder, as the case may be, do not, in either case, protect holders of the relevant Notes in the event that we experience changes

(including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes offered hereby) and take a number of other actions that are not limited by the terms of either of the Notes offered hereby may, in each case, have important consequences for you as a holder of the Notes, as applicable, including making it more difficult for us to satisfy our obligations with respect to the relevant Notes or negatively affecting the trading value of any such Notes to the extent such a trading market continues for such Notes.

Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect, in each case, the market for and trading levels and prices of the Notes to the extent such markets continue for the Notes.

The optional redemption provision may materially adversely affect your return on the Notes.

The March 2029 Notes are redeemable in whole or in part at any time or from time to time at our option on or after March 30, 2026 upon not less than 30 days nor more than 60 days’ written notice prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the March 2029 Notes plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption. We may choose to redeem the March 2029 Notes at times when prevailing interest rates are lower than the interest rate paid on the March 2029 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the March 2029 Notes being redeemed.

The September 2029 Notes are redeemable in whole or in part at any time or from time to time at our option on or after September 30, 2026 upon not less than 30 days nor more than 60 days’ written notice prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the September 2029 Notes plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption. We may choose to redeem the September 2029 Notes at times when prevailing interest rates are lower than the interest rate paid on the September 2029 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the September 2029 Notes being redeemed.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the March 2029 Notes and the September 2029 Notes, as the case may be, substantially decrease the market value of such Notes, as applicable.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our current indebtedness or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.

If we are unable to repay debt, lenders having secured obligations, including KeyBank under the KeyBank Credit Agreement, could proceed against the collateral securing the debt. Because the Indenture governing the Notes and the Base Indenture and each supplemental indenture governing our Convertible Notes, August 2026 Notes, December 2026 Notes, March 2029 Notes and September 2029 Notes have cross-acceleration provisions, and any future debt will likely have customary cross-default and cross-acceleration provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of the Notes.”

There is no active trading market for the Notes and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.

We cannot provide any assurances that an active trading market will be maintained for the March 2029 Notes and/or the September 2029 Notes or that you will be able to sell such Notes. If either of the Notes are traded after their initial issuance, they may trade at a discount depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The Sales Agent has advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law or other relevant factors. The Sales Agent may discontinue any market-making for either, or both, of the Notes, as the case may be, at any time at its sole discretion.

Accordingly, we cannot assure you that a liquid trading market will develop or be maintained for any of the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for such Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in any of the Notes for an indefinite period of time.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

DESCRIPTION OF THE NOTES

The following description of the terms of the 7.875% Notes due March 2029 and the 7.875% Notes due September 2029 supplement and, to the extent they are inconsistent with, replace the description of the general terms and provisions of our debt securities set forth in the accompanying prospectus.

We will issue the March 2029 Notes under the Base Indenture, as supplemented by the Fifth Supplemental Indenture thereto, and we will issue the September 2029 Notes under the Base Indenture, as supplemented by the Sixth Supplemental Indenture thereto, each between us and U.S. Bank Trust Company, National Association, as Trustee (the Base Indenture, as supplemented by the Fifth Supplemental Indenture as it relates to the March 2029 Notes, and as separately supplemented by the Sixth Supplemental Indenture as it relates to the September 2029 Notes, in each case as applicable, the “Indenture”). The Trustee has two main roles. First, the Trustee can enforce your rights against us if we default. There are some limitations on the extent to which the Trustee acts on your behalf, described in the second paragraph under “— Events of Default — Remedies if an Event of Default Occurs” below. Second, the Trustee performs certain administrative duties for us with respect to the Notes. The terms of the Notes include those stated in the Indenture and those made a part of the Indenture by reference to the Trust Indenture Act of 1939, as amended.

The March 2029 Notes offered hereby will be a further issuance of, are fungible with, rank equally in right of payment with, and form a single series for all purposes under the Indenture including, without limitation, waivers, amendments, consents, redemptions and other offers to purchase and voting, with the Existing March 2029 Notes. The September 2029 Notes offered hereby will be a further issuance of, are fungible with, rank equally in right of payment with, and form a single series for all purposes under the Indenture including, without limitation, waivers, amendments, consents, redemptions and other offers to purchase and voting, with the Existing September 2029 Notes. Unless otherwise indicated, the Notes offered hereby and the Existing Notes are collectively referred to herein as the “Notes.”

This section includes a summary description of the material terms of the Notes and the Indenture. Because this section is a summary, however, it does not describe every aspect of the Notes and the Indenture. We urge you to read the Indenture because it, and not this description, defines your rights as a holder of the Notes.

Long Term Debt, Structuring [Text Block]

March 2029 Notes

The March 2029 Notes will be issued in an additional aggregate principal amount of up to $100,000,000. In March 2024, we issued $115 million in aggregate principal amount of the Existing March 2029 Notes.

The March 2029 Notes mature on March 30, 2029. The principal payable at maturity will be 100% of the aggregate principal amount.

The interest rate of the March 2029 Notes is 7.875% per year and is paid every March 30, June 30, September 30 and December 30, which commenced on June 30, 2024, and the regular record dates for interest payments are every March 15, June 15, September 15 and December 15. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The initial interest period was the period from and including the original issue date to, but excluding, the initial interest payment date of the March 2029 Notes, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be. Interest on the March 2029 Notes will be computed on the basis of a 360-day year comprised of twelve 30-day month and will accrue from the most recent interest payment date immediately preceding the date of issuance of the March 2029 Notes from time to time, except that, if you purchase March 2029 Notes after a record date (or your settlement of a purchase of March 2029 Notes otherwise occurs after such record date), your March 2029 Notes will not accrue interest for the period from such purchase date to the interest payment date immediately following such record date.

The March 2029 Notes will be issued in denominations of $25 and any integral multiples thereof. The March 2029 Notes are not subject to any sinking fund and holders of the March 2029 Notes do not have the option to have the March 2029 Notes repaid prior to the stated maturity date.

The Indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the Indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “— Covenants” and “— Events of Default.” Other than as described under “— Covenants” below, the Indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “— Merger or Consolidation” below, the Indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving us or if our credit rating declines as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving us that could adversely affect your investment in the Notes.

We have the ability to issue Indenture securities with terms different from the March 2029 Notes and, without the consent of the holders of the March 2029 Notes, to reopen the March 2029 Notes and issue additional March 2029 Notes.

The Trustee will have no obligation to calculate or verify the calculation of the accrued and unpaid interest or any premium payable on the March 2029 Notes.

September 2029 Notes

The September 2029 Notes will be issued in an additional aggregate principal amount of up to $100,000,000. In July 2024 and August 2024, we issued $115 million in aggregate principal amount of the Existing September 2029 Notes.

The September 2029 Notes mature on September 30, 2029. The principal payable at maturity will be 100% of the aggregate principal amount.

The interest rate of the September 2029 Notes is 7.875% per year and is paid every March 30, June 30, September 30 and December 30, which commenced on September 30, 2024, and the regular record dates for interest payments are every March 15, June 15, September 15 and December 15. If an interest payment date falls on a non-business day, the applicable interest payment will be made on the next business day and no additional interest will accrue as a result of such delayed payment. The initial interest period was the period from and including the original issue date to, but excluding, the initial interest payment date of the September 2029 Notes, and the subsequent interest periods will be the periods from and including an interest payment date to, but excluding, the next interest payment date or the stated maturity date, as the case may be. Interest on the September 2029 Notes will be computed on the basis of a 360-day year comprised of twelve 30-day months and will accrue from the most recent interest payment date immediately preceding the date of issuance of the September 2029 Notes from time to time, except that, if you purchase September 2029 Notes after a record date (or your settlement of a purchase of September 2029 Notes otherwise occurs after such record date), your September 2029 Notes will not accrue interest for the period from such purchase date to the interest payment date immediately following such record date.

The September 2029 Notes will be issued in denominations of $25 and any integral multiples thereof. The September 2029 Notes are not subject to any sinking fund and holders of the September 2029 Notes do not have the option to have the September 2029 Notes repaid prior to the stated maturity date.

The Indenture does not limit the amount of debt (including secured debt) that may be issued by us or our subsidiaries under the Indenture or otherwise, but does contain a covenant regarding our asset coverage that would have to be satisfied at the time of our incurrence of additional indebtedness. See “— Covenants” and “— Events of Default.” Other than as described under “— Covenants” below, the Indenture does not restrict us from paying dividends or issuing or repurchasing our other securities. Other than restrictions described under “— Merger or Consolidation” below, the Indenture does not contain any covenants or other provisions designed to afford holders of the Notes protection in the event of a highly leveraged transaction involving us or if our credit rating declines as the result of a takeover, recapitalization, highly leveraged transaction or similar restructuring involving us that could adversely affect your investment in the September 2029 Notes.

We have the ability to issue Indenture securities with terms different from the September 209 Notes and, without the consent of the holders of the September 2029 Notes, to reopen the September 2029 Notes and issue additional September 2029 Notes.

The Trustee will have no obligation to calculate or verify the calculation of the accrued and unpaid interest or any premium payable on the September 2029 Notes.

Long Term Debt, Dividends and Covenants [Text Block]

Covenants

In addition to any other covenants described in this prospectus supplement, the accompanying prospectus and the Indenture, as well as standard covenants relating to payment of principal and interest, maintaining an office where payments may be made or securities can be surrendered for payment, payment of taxes by the Company and related matters, the following covenants apply to the Notes:

•        We agree that for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(A) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act. As of the date of this prospectus supplement, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings.

•        We agree that, for the period of time during which the Notes are outstanding, we will not violate Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions. As of the date of this prospectus supplement, these provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage were below 150% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution, or purchase. Under the covenant, we will be permitted to declare a cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions, but only up to such amount as is necessary for us to maintain our status as a RIC under Subchapter M of the Code. Furthermore, the covenant will permit us to continue paying dividends or distributions and the restrictions will not apply unless and until such time as our asset coverage (as defined in the 1940 Act, except to the extent modified by this covenant) has not been in compliance with the minimum asset coverage required by Section 18(a)(1)(B) as modified by such provisions of Section 61(a) of the 1940 Act as may be applicable to us from time to time or any successor provisions for more than six consecutive months. For the purposes of determining “asset coverage” as used above, any and all indebtedness of the Company, including any outstanding borrowings under the KeyBank Credit Agreement and any successor or additional credit facility, will be deemed a senior security of us.

•        If, at any time, we are not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the SEC, we agree to furnish to holders of the Notes and the Trustee, for the period of time during which the Notes are outstanding, our audited annual consolidated financial statements, within 90 days of our fiscal year end (which fiscal year ends December 31), and unaudited interim consolidated financial statements, within 45 days of our fiscal quarter end (other than our fourth fiscal quarter). All such financial statements will be prepared, in all material respects, in accordance with applicable U.S. GAAP.

Risks Related to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Notes

The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness currently outstanding or that may be incurred in the future and rank pari passu with, or equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Notes are not secured by any of our assets or any of the assets of any of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any outstanding secured indebtedness as of the date of this prospectus supplement (including the KeyBank Credit Agreement) or that we or our subsidiaries may incur in the future (or any indebtedness that is initially unsecured as to which we subsequently grant a security interest) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 30, 2024, on a consolidated basis, we had approximately $922.5 million of total indebtedness outstanding, $290.0 million of which was secured indebtedness under the KeyBank Credit Agreement through our wholly owned subsidiary, TCF, which will be effectively and/or structurally senior to the Notes. Secured indebtedness, including the indebtedness under the KeyBank Credit Agreement, is effectively senior to each of the Notes to the extent of the value of such assets securing such indebtedness. In addition, as of September 30, 2024, we had $152.5 million in aggregate principal amount of the 2025 Notes outstanding, $50.0 million in aggregate principal amount of the Convertible Notes outstanding, $125.0 million in aggregate principal amount of the August 2026 Notes outstanding, $75.0 million in aggregate principal amount of the December 2026 Notes outstanding, $115.0 million in aggregate principal amount of the Existing March 2029 Notes outstanding and $115.0 million in aggregate principal amount of the Existing September 2029 Notes outstanding, each of which is unsecured and will rank pari passu, or equal in right of payment, with the Notes. See “Prospectus Summary — Recent Developments” for additional information regarding our borrowings and the 2025 Notes.

The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.

The Notes are obligations exclusively of Trinity Capital Inc., and not of any of our subsidiaries. None of our subsidiaries are a guarantor of the Notes, and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. Consequently, the Notes are structurally subordinated, or junior, to the KeyBank Credit Agreement and all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish. As of September 30, 2024, through our wholly owned subsidiary, TCF, we had approximately $290.0 million of indebtedness outstanding under the KeyBank Credit Agreement; in addition, our subsidiaries may incur additional indebtedness in the future, all of which would be structurally senior to each of the Notes.

Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

As of September 30, 2024, on a consolidated basis, we had approximately $922.5 million of total indebtedness outstanding, approximately $290.0 million of which was secured indebtedness under the KeyBank Credit Agreement through our wholly owned subsidiary, TCF, and approximately $632.5 million of which was unsecured indebtedness related to the 2025 Notes, the Convertible Notes, the August 2026 Notes, the December 2026 Notes, the Existing March 2029 Notes and the Existing September 2029 Notes. See “Prospectus Summary — Recent Developments” for additional information regarding our borrowings and the 2025 Notes.

The use of debt could have significant consequences on our future operations, including:

•        making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•        resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•        reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•        subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and

•        limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our debt instruments depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.

We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under our financing arrangements or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before the scheduled maturity. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our shareholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets, could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings, however, may not reflect the potential impact of risks related to the structure or marketing of the Notes, market conditions generally or other factors discussed herein that could impact the market value of the Notes.

Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Any such credit ratings should be evaluated independently from similar ratings of other securities or companies. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor the sales agent undertakes any obligation to maintain our credit ratings or to advise holders of the March 2029 Notes or the September 2029 Notes, in each case, of any changes in our credit ratings. There can be no assurance that any credit ratings assigned to us and/or any of the Notes, if any, will remain for any given period of time.

The Indenture offers limited protection to holders of the Notes.

The Indenture, as it relates to the March 2029 Notes and the September 2029 Notes, as the case may be, offers limited protection to holders of the applicable Notes thereto. The terms of the Indenture and the Notes do not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the March 2029 Notes and the September 2029 Notes. In particular, the terms of the Indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to each of the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to each of the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to each of the Notes and (4) securities, indebtedness or other obligations incurred by our subsidiaries that would be senior to our equity interests in our subsidiaries and therefore rank structurally senior to each of the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from incurring additional borrowings, including through the issuance of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 150% after such borrowings;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to each of the Notes;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        enter into transactions with affiliates;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries.

In addition, the Indenture relating to the March 2029 Notes and the September 2029 Notes, as the case may be, does not require us to offer to purchase the Notes issued hereunder, as the case may be, in connection with a change of control or any other event. Furthermore, the terms of the Indenture and the related Notes issued thereunder, as the case may be, do not, in either case, protect holders of the relevant Notes in the event that we experience changes

(including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt (including additional debt that matures prior to the maturity of the Notes offered hereby) and take a number of other actions that are not limited by the terms of either of the Notes offered hereby may, in each case, have important consequences for you as a holder of the Notes, as applicable, including making it more difficult for us to satisfy our obligations with respect to the relevant Notes or negatively affecting the trading value of any such Notes to the extent such a trading market continues for such Notes.

Certain of our current debt instruments include more protections for their holders than the Indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the Indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect, in each case, the market for and trading levels and prices of the Notes to the extent such markets continue for the Notes.

The optional redemption provision may materially adversely affect your return on the Notes.

The March 2029 Notes are redeemable in whole or in part at any time or from time to time at our option on or after March 30, 2026 upon not less than 30 days nor more than 60 days’ written notice prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the March 2029 Notes plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption. We may choose to redeem the March 2029 Notes at times when prevailing interest rates are lower than the interest rate paid on the March 2029 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the March 2029 Notes being redeemed.

The September 2029 Notes are redeemable in whole or in part at any time or from time to time at our option on or after September 30, 2026 upon not less than 30 days nor more than 60 days’ written notice prior to the date fixed for redemption thereof, at a redemption price of 100% of the outstanding principal amount of the September 2029 Notes plus accrued and unpaid interest payments otherwise payable for the then-current quarterly interest period accrued to, but excluding, the date fixed for redemption. We may choose to redeem the September 2029 Notes at times when prevailing interest rates are lower than the interest rate paid on the September 2029 Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the September 2029 Notes being redeemed.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness or under other indebtedness to which we may be a party that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the March 2029 Notes and the September 2029 Notes, as the case may be, substantially decrease the market value of such Notes, as applicable.

If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under our current indebtedness or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.

If our operating performance declines, we may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.

If we are unable to repay debt, lenders having secured obligations, including KeyBank under the KeyBank Credit Agreement, could proceed against the collateral securing the debt. Because the Indenture governing the Notes and the Base Indenture and each supplemental indenture governing our Convertible Notes, August 2026 Notes, December 2026 Notes, March 2029 Notes and September 2029 Notes have cross-acceleration provisions, and any future debt will likely have customary cross-default and cross-acceleration provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of the Notes.”

There is no active trading market for the Notes and, even if Nasdaq approves the listing of the Notes, an active trading market for the Notes may not develop, which could limit your ability to sell the Notes and/or the market price of the Notes.

We cannot provide any assurances that an active trading market will be maintained for the March 2029 Notes and/or the September 2029 Notes or that you will be able to sell such Notes. If either of the Notes are traded after their initial issuance, they may trade at a discount depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The Sales Agent has advised us that they intend to make a market in the Notes, but they are not obligated to do so. Any market-making activity will be subject to limits imposed by law or other relevant factors. The Sales Agent may discontinue any market-making for either, or both, of the Notes, as the case may be, at any time at its sole discretion.

Accordingly, we cannot assure you that a liquid trading market will develop or be maintained for any of the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for such Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in any of the Notes for an indefinite period of time.